Vessels, net	6 Months Ended
Jun. 30, 2020
Vessels, net
3.	Vessels, net

	Vessel	Drydocking	Total
		(in thousands)
Cost
December 31, 2019	$2,060,280	$36,228	$2,096,508
Additions	982	2,546	3,528
Write-offs of fully amortized assets	—	(1,637)	(1,637)

June 30, 2020	$2,061,262	$37,137	$2,098,399

Accumulated Depreciation
December 31, 2019	$468,403	$18,578	$486,981
Charge for the period	34,006	4,141	38,147
Write-offs of fully amortized assets	—	(1,637)	(1,637)

June 30, 2020	$502,409	$21,082	$523,491

Net Book Value
December 31, 2019	$1,591,877	$17,650	$1,609,527

June 30, 2020	$1,558,853	$16,055	$1,574,908

The aggregate cost and the aggregate net book value of the 16 vessels that were contracted under time charters was $912.8 million and $673.9 million respectively at June 30, 2020 (December 31, 2019: $1,374 million and $1,053 million respectively for 25 vessels contracted under time charters)
The net book value of vessels that serve as collateral for the Company’s secured bond, secured term loan and revolving credit facilities, including the Navigator Aurora facility, was $1,455 million at June 30, 2020 (December 31, 2019: $1,487 million)